POST-EMPLOYMENT OBLIGATIONS (Details 11) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 410	R$ 579
Non convertible debentures issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	137	302
Shares issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	3	277
Real estate properties of the foundation occupied by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 270